Offerings - Offering: 1	Jun. 06, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered	186,265,469
Proposed Maximum Offering Price per Unit	2.15
Maximum Aggregate Offering Price	$ 400,470,758.35
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,312.07
Offering Note

(1)
Represents (i) 184,000,000 shares of the Registrant’s Class A common stock, $0.0001 par value per share (“Common Stock”) available for future issuance under the Lucid Group, Inc. Amended and Restated 2021 Stock Incentive Plan (the “Incentive Plan”) by reason of the stockholder amendment to the Incentive Plan on June 5, 2025 and (ii) 2,265,469 shares of Common Stock available for future issuance under the Incentive Plan by reason of the recycle provisions of Section 5 of the Incentive Plan. In the event of a stock split, stock dividend or similar transaction involving, the number of shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Unit is based on the average of the high and low prices of Common Stock on The Nasdaq Global Select Market on June 5, 2025.